FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Credit Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Credit Risk
Credit Exposure
Net exposure	$ 123	$ 153